NOTES PAYABLE, RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 14, 2022	Aug. 29, 2022	Aug. 11, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Notes Payable			$ 20,000,000				$ 12,500,000
Interest Payable, Current		$ 3,191,007	1,571,336				208,889
Notes Payable, Related Party		$ 41,589,362	2,000,000
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current			74,210
Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current				$ 1,289,328
Meta Materials, Inc. | 2021 Note
Defined Benefit Plan Disclosure [Line Items]
Notes Payable							15,000,000
Debt Instrument, Interest Rate During Period	8.00%	8.00%
Line of Credit Facility, Current Borrowing Capacity			20,000,000				$ 12,500,000
Debt Instrument, Maturity Date, Description		On October 1, 2021, we issued a secured, revolving promissory note in an original principal amount of up to $15 million, which was subsequently increased to $20 million, in favor of Meta (as amended to date, the “2021 Note”).
Meta Materials, Inc. | Loan Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Payable					$ 1,460,000	$ 1,200,000
Gregory McCabe
Defined Benefit Plan Disclosure [Line Items]
Interest Payable, Current		$ 560,000
Notes Payable, Related Party		$ 20,000,000	$ 2,000,000